PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES (Details) $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[3]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Other receivables		¥ 288,432,000			¥ 314,616,000
Less: Provision for impairment loss		(13,325,000)			(13,336,000)	¥ (13,377,000)	¥ (62,060,000)
Other receivables, net (Note (a))	[1]	275,107,000			301,280,000
Prepayments (Note (b))	[2]	39,144,000			29,211,000
Total prepayments and other receivables		314,251,000	$ 48,299		330,491,000
Input VAT with related invoices not been received or verified		¥ 1,221,900,000			¥ 156,072,000

[1]	(a) Other receivables mainly represent miscellaneous deposits and receivables arising from the course of provision of non-railway transportation services by the Group. As of 31 December 2017, the input VAT with related invoices not been received or verified amounted to RMB122,190,000 (2016: RMB 156,072,000). Movements on the provision for impairment of other receivables are as follows: 2015 2016 2017 RMB’000 RMB’000 RMB’000 At 1 January 62,060 13,377 13,336 Provision for impairment loss 62 - - Reversal of impairment loss provision (7,699) (1) (3) Written-off (28,734) (40) (8) Elimination arising from business combination (12,312) - - At 31 December 13,377 13,336 13,325
[2]	(b) Prepayments mainly represent amounts paid in advance to the suppliers for utilities and other operating expenses of the Group. The carrying amounts of the Group’s prepayments and other receivables are denominated in the following currencies: As at 31 December 2016 As at 31 December 2017 RMB’000 RMB’000 RMB 330,425 314,184 HKD 66 67 330,491 314,251 The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. The Group does not hold any collateral as security.
[3]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.